Bank loans: Additional information (Details) $ in Thousands, $ in Thousands, $ in Thousands										1 Months Ended	12 Months Ended
	Nov. 29, 2022 MXN ($)	Oct. 15, 2021 MXN ($)	Oct. 13, 2021 MXN ($)	Sep. 29, 2021 MXN ($)	Apr. 26, 2021 MXN ($)	Dec. 30, 2020 MXN ($)	Jun. 29, 2020 MXN ($)	Apr. 01, 2020 MXN ($)	Oct. 19, 2017 MXN ($)	Oct. 31, 2017 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 COP ($)	Oct. 31, 2021	Sep. 30, 2021	Dec. 30, 2020 USD ($)	Apr. 01, 2020 USD ($)
Bank loans:
Increase (decrease) in fair value measurement, liabilities									$ 605,382					$ 3,408,442	$ 535,125,402
Bank loans paid											$ 1,498,076	$ 4,429,334	$ 245,520
Proceeds from borrowings, classified as financing activities												$ 4,650,000	$ 306,241
Points to add interest rate											1.25%	1.25%
Debt coverage ratio											1.7
Capital one financial indicator ratio											16.00%
Airplan
Bank loans:
Debt coverage ratio											5.7	2.5
Aerostar
Bank loans:
Debt coverage ratio											1.0
Mexico
Bank loans:
Points to add interest rate											7.00%	7.00%
Colombia (Airplan)
Bank loans:
Points to add interest rate											4.00%
BBVA Bancomer, S. A.
Bank loans:
Original debt							$ 1,500,000			$ 2,000,000
Bank loans paid			$ 1,960,000		$ 20,000
Borrowings, interest rate basis							28-Day Interbank Equilibrium Interest Rate (28 Day TIIE) plus 1.5%			TIIE rate of 28 days plus 1.25 points.
Points to add interest rate							1.50%			1.25%
Borrowings, Term							18 months			7 years
Debt applicable margin rate		1.5
Minimum interest coverage ratio										3.0
Debt coverage ratio											19.3	12.2
BBVA Bancomer, S. A. | Minimum
Bank loans:
Debt applicable margin rate		1.5
BBVA Bancomer, S. A. | Maximum
Bank loans:
Debt applicable margin rate		2.5
BBVA Bancomer, S. A. | Mexico
Bank loans:
Bank loans paid			$ 1,960,000
BBVA Bancomer, S.A. New
Bank loans:
Original debt		$ 2,000,000
Borrowings, interest rate basis		TIIE rate to 28 days plus an applicable margin
Points to add interest rate																	1.50%
Borrowings, Term		7 years
Consolidated leverage ratio of borrowings											0.12	1.3
Minimum interest coverage ratio										3.0
BBVA Bancomer, S.A. New | Minimum
Bank loans:
Points to add interest rate																1.40%
BBVA Bancomer, S.A. New | Maximum
Bank loans:
Points to add interest rate																1.90%
Consolidated leverage ratio of borrowings										3.5
BBVA Bancomer, S.A. New | Net Leverage Index Less Than 1.5X
Bank loans:
Points to add interest rate		1.40%
BBVA Bancomer, S.A. New | Net Leverage Index Between 1.5X and 2.5X
Bank loans:
Points to add interest rate		1.65%
BBVA Bancomer, S.A. New | Net Leverage Index Greater Than 2.5X
Bank loans:
Points to add interest rate		1.90%
BBVA Bancomer, S.A. New | Mexico
Bank loans:
Borrowings, interest rate basis		28-day TIIE rate plus an applicable margin
Borrowings, Term		7 years
Santandar
Bank loans:
Original debt										$ 2,000,000
Bank loans paid				$ 2,000,000
Borrowings, interest rate basis										28-day TIIE rate plus 125 basis points
Points to add interest rate										1.25%
Borrowings, Term										5 years
Consolidated leverage ratio of borrowings											0.12	0.3
Minimum interest coverage ratio				3.0
Debt coverage ratio											19.3	12.2
Santandar | Maximum
Bank loans:
Consolidated leverage ratio of borrowings				3.5
Santandar | Mexico
Bank loans:
Bank loans paid				$ 2,000,000
Borrowings, interest rate basis				28-day TIIE rate plus 150 basis points
Points to add interest rate				1.50%
Santandar New
Bank loans:
Original debt				$ 2,650,000
Bank loans paid	$ 650,000
Borrowings, interest rate basis				28-day TIIE rate plus 150 basis points
Points to add interest rate				1.50%
Banco Popular De Puerto Rico
Bank loans:
Original debt						$ 399,010												$ 20,000	$ 10,000
Bank loans paid								$ 239,200
Points to add interest rate						0.50%												0.50%	0.50%
Borrowings, Term						3 years		3 years
Unused credit line (in percent)						0.15%
Banco Popular De Puerto Rico | Mexico
Bank loans:
Borrowings, Term							18 months